Group - Statement of Changes in Equity - USD ($) $ in Millions	Total		Total	Share capital and premium	Other capital reserves	(Accumulated losses) Retained earnings [1]	Fair value through OCI	Actuarial (losses) gains	Foreign currency translation reserve [2]	Non-controlling interests
Equity at beginning of period at Dec. 31, 2020	$ 3,773		$ 3,728	$ 7,214	$ 77	$ (2,308)	$ 131	$ 1	$ (1,387)	$ 45
Profit (loss) for the period	373		362			362				11
Other comprehensive income (loss)	(52)		(52)				(43)		(8)
Total comprehensive income (loss) for the period, net of tax	321		310	0	0	362	(43)	(1)	(8)	11
Shares issued	7		7	7
Share-based payment for share awards net of exercised	1		1		1
Dividends paid	(199)		(199)			(199)
Dividends of subsidiaries	(8)		0							(8)
Translation	0		1		1					(1)
Equity at end of period at Jun. 30, 2021	3,895	[3]	3,848	7,221	79	(2,145)	88	0	(1,395)	47
Equity at beginning of period at Dec. 31, 2020	3,773		3,728	7,214	77	(2,308)	131	1	(1,387)	45
Profit (loss) for the period	646
Other comprehensive income (loss)	(105)
Total comprehensive income (loss) for the period, net of tax	541
Shares issued	9
Equity at end of period at Dec. 31, 2021	4,094	[3]	4,042	7,223	84	(1,904)	53	(2)	(1,412)	52
Profit (loss) for the period	313		298			298				15
Other comprehensive income (loss)	(42)		(42)				(23)		(19)
Total comprehensive income (loss) for the period, net of tax	271		256	0	0	298	(23)	0	(19)	15
Shares issued	14		14	14
Share-based payment for share awards net of exercised	(7)		(7)		(7)
Dividends paid	(62)		(62)			(62)
Dividends of subsidiaries	(37)		0							(37)
Transfer on derecognition of equity investment	0		0			69	(69)
Equity at end of period at Jun. 30, 2022	$ 4,273		$ 4,243	$ 7,237	$ 77	$ (1,599)	$ (39)	$ (2)	$ (1,431)	$ 30

[1]	The (Accumulated losses) Retained earnings balances have been restated due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 15.
[2]	Foreign currency translation reserve includes a loss of $1,396m (Dec 2021: $1,399m; Jun 2021: $1,394m) that will not re-cycle through the Income Statement on disposal of non-foreign operations, and a loss of $35m (Dec 2021: $13m; Jun 2021: $1m) relating to foreign operations that will re-cycle through the Income Statement on disposal.
[3]	The tangible assets and accumulated losses and other reserve balances for 30 June 2021 and 31 December 2021 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 15.